CONCENTRATIONS	12 Months Ended
Dec. 31, 2019
Concentrations
NOTE 20 - CONCENTRATIONS

Major customers

Customers that accounted for greater than 10% of revenues from sales of goods in any of the last three years were as follows:

In Thousands of US Dollars
Description	2019	2018	2017
Customer A	$23	$34	$62
Customer C	$36	$126	$90